Stockholders' Deficit (Tables)	12 Months Ended
Mar. 31, 2020
Equity [Abstract]
Schedule of Changes in Accumulated Other Comprehensive Loss
Changes in accumulated other comprehensive loss (“AOCI”) by component for the years ended March 31, 2020 and 2019, were as follows:

	Currency Translation Adjustment	Unrealized Gains and Losses on Derivative Instruments	Defined Benefit Pension Plans and Other Postretirement Benefits	Total (1)
March 31, 2018	$(58,683)	$122	$(343,015)	$(401,576)
AOCI before reclassifications	(15,770)	30	(121,300)	(137,040)
Amounts reclassified from AOCI	(3) 25,847	(1,282)	(1,960)	(2) 22,605

Net current period OCI	10,077	(1,252)	(123,260)	(114,435)

March 31, 2019	(48,606)	(1,130)	(466,275)	(516,011)

AOCI before reclassifications	(13,439)	(1,611)	(208,835)	(223,885)
Amounts reclassified from AOCI	—	(1,562)	(4,990)	(2) (6,552)

Net current period OCI	(13,439)	(3,173)	(213,825)	(230,437)

March 31, 2020	$(62,045)	$(4,303)	$(680,100)	$(746,448)

(1)	Net of tax.
(2)
Includes amortization of actuarial losses and recognized prior service (credits) costs, which are included in the net periodic pension cost of which a portion is allocated to production as inventoried costs.

(3)	Includes amounts transferred from cumulative translation adjustments as a result of the sale of Triumph Gear Systems – Toronto.